Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 6,252,409	$ 3,093,612
Receivables	573,390	649,612
Inventory	1,532,263	1,596,536
Prepaids and deposits	724,513	1,342,215
Total current assets	9,082,575	6,681,975
Non-current Assets
Equipment	529,542	680,801
Intangible assets	45,141	56,426
Investments	14,286	189,403
Receivable	156,200
Right of use assets	372,344	721,687
TOTAL ASSETS	10,200,088	8,330,292
Current Liabilities
Trade payables and accrued liabilities	2,399,187	2,638,981
Customer deposits	466,295	104,715
Deferred income	18,542	12,112
Loans payable		85,058
Derivative liability	2,198,121	4,196,125
Lease liabilities	154,147	362,001
Total current liabilities	5,236,292	7,398,992
Non-current Liabilities
Deferred income	68,139	95,562
Lease liabilities	273,874	428,022
TOTAL LIABILITIES	5,578,305	7,922,576
SHAREHOLDERS’ EQUITY
Share capital	110,742,984	97,070,976
Reserves – share-based payments	7,698,304	6,870,139
Reserves - Warrants	3,776,428
Accumulated deficit	(117,465,829)	(103,588,356)
Accumulated other comprehensive income (loss)	(130,104)	54,957
TOTAL SHAREHOLDERS’ EQUITY	4,621,783	407,716
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 10,200,088	$ 8,330,292